Retirement Benefits - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions to defined benefit pension plans		$ 8,186	$ (4,495)	$ (11,391)
Defined Benefit Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Description of additional payment to defined benefit plan		Additional contributions to the Netherlands defined benefit pension plan would be required if the 12-month rolling average local funding percentage falls below 105% for six months or more.
Defined Benefit Plans [Member] | Top of Range [Member] | Netherlands [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Percentage of average local funding requirment for additional payments		105.00%
Events After Reporting Period [Member] | Defined Benefit Plans [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Employer contributions to defined benefit pension plans	$ 900